Submission	Jun. 17, 2025
Submission [Line Items]
Central Index Key	0000821189
Registrant Name	EOG RESOURCES INC
Registration File Number	333-283988
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES